Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with Article 10 of Regulation S-X, “Interim Financial Statements” and the rules and regulations for Form 10-Q of the Securities and Exchange Commission (the “SEC”). Pursuant to those rules and regulations, the Company has condensed or omitted certain information and footnote disclosure it normally includes in its annual consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the balance sheet, statements of operations and the statements of cash flows for the interim periods but are not necessarily indicative of the results of operations to be anticipated for the full year ending December 31, 2018 or any future period. Our unaudited consolidated financial statements have been prepared in a manner consistent with the accounting principles described in our Company’s Annual Report on Form 10-K for the year ended December 31, 2017, which was filed with the SEC on March 19, 2018 (the “Annual Report”). These financial statements and accompanying notes should be read in conjunction with the consolidated financial statements and notes thereto in the Company’s Annual Report. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements, which include the accounts of the Company and its wholly owned subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include the accounts of SailPoint Technologies Holdings, Inc. and its subsidiaries, SailPoint Technologies Intermediate Holdings, LLC, SailPoint Technologies, Inc., SailPoint Technologies UK LTD, SailPoint Holdings, Inc., SailPoint International, Inc., SailPoint Technologies India Private LTD, SailPoint Technologies Netherlands B.V., SailPoint Technologies Israel Ltd, SailPoint Technologies SARL, SailPoint Technologies GmbH, and SailPoint Technologies Pte. Ltd. and Whitebox Security Ltd. All intercompany accounts and transactions have been eliminated in consolidation.

The Company operates as one operating segment. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

We consider all highly liquid investments with an original maturity of three months or less from date of purchase to be cash equivalents. The Company is required to maintain a small amount of restricted cash to guarantee rent payments in a foreign subsidiary.

Cash, Cash Equivalents and Restricted Cash

We consider all highly liquid investments with an original maturity of three months or less from date of purchase to be cash equivalents. The Company is required to maintain a small amount of restricted cash to guarantee rent payments in a foreign subsidiary.

	As of December 31,
	2016	2017
	(In thousands)
Cash and cash equivalents per balance sheet	$18,214	$116,049
Restricted cash per balance sheet	58	78

Cash, cash equivalents and restricted cash per cash flow	$18,272	$116,127

Segment Information and Concentration of Credit and Other Risks

Segment Information and Concentration of Credit and Other Risks

Segment Information

The Company operates as one operating segment. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from licensing of software, sale of professional services, maintenance and technical support. The following tables sets forth the Company’s consolidated total revenue by geography:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
United States	$53,020	$67,195
EMEA(1)	13,853	24,952
Rest of the World(1)	7,853	12,127

Total revenue	$74,726	$104,274

(1)	No single country represented more than 10% of our consolidated revenue.

Concentration of Credit and Other Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. There is no concentration of credit risk for customers as no individual entity represented more than 10% of the balance in accounts receivable as of December 31, 2017 and June 30, 2018 or 10% of revenue for six months ended June 30, 2017 and 2018. The Company does not experience concentration of credit risk in foreign countries as no foreign country represents more than 10% of the Company’s condensed consolidated revenues or net assets.

Concentration of Credit and Other Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. There is no concentration of credit risk for customers as no individual entity represented more than 10% of the balance in accounts receivable as of December 31, 2016 and 2017 or 10% of revenue in the years ended December 31, 2015, 2016 and 2017. The Company does not experience concentration of credit risk in foreign countries as no foreign country represents more than 10% of the Company’s consolidated revenues or net assets.

The following tables sets forth the Company’s consolidated total revenue by geography:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
United States	$63,440	$92,116	$134,676
EMEA(1)	20,770	25,668	33,097
Rest of the World(1)	11,146	14,628	18,283

Total revenue	$95,356	$132,412	$186,056

(1)	No single country represented more than 10% of consolidated revenue

Significant Accounting Policies

Significant Accounting Policies

There have been no significant changes to the Company’s significant accounting policies, which are discussed in Note 2 of “Notes to Consolidated Financial Statements” in the Annual Report.

Recently Issued Accounting Standards

Recently Issued Accounting Standards Not Yet Adopted

Under the Jumpstart Our Business Startups Act (the “JOBS Act”), emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies. We have elected to take advantage of the longer phase-in periods for the adoption of new or revised financial accounting standards under the JOBS Act until we are no longer an emerging growth company.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. For public companies, the new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. For all other entities, including emerging growth companies, this standard is effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company does not plan to early adopt. The Company plans to adopt for the annual reporting period beginning after December 15, 2017 as the company will be designated a large accelerated filer on December 31, 2018, at which time the company will no longer be an emerging growth company.

With the evaluation of ASC 606 adoption, the Company plans to adopt the standard under the modified retrospective method. The Company’s determination was made upon a number of factors such as the significance of the impact of the new standard on the Company’s financial results, system readiness, including that of software procured from third-party providers, and the Company’s ability to accumulate and analyze the information necessary to assess the impact on prior period financial statements, as necessary and earlier than expected loss of emerging growth company status. The Company will continue to evaluate and analyze all other aspects of ASC 606 that may impact it.

The Company will adopt the new revenue standard for the annual reporting period ending December 31, 2018, using the modified retrospective transition method. Under this method, the Company elects to apply the cumulative effect method to contracts that are not complete as of the adoption date. The Company is continuing to finalize the impact of adopting the new revenue standard on its condensed consolidated financial statements and related disclosures, changes to its accounting policies and practices and controls to support the new revenue recognition standard.

The Company has developed a project plan for this transition, which includes necessary changes to accounting policies, processes, internal controls, and system requirements and is progressing as planned. The Company expects to implement the plan in time to report in accordance with ASC 606 for the annual reporting period for the year ended December 31, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This standard requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The standard also expands the required quantitative and qualitative disclosures surrounding leases. For public companies, the new standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted. The Company does not plan to early adopt and plans to adopt for the annual period beginning after December 15, 2018. This standard will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We currently expect that most of our operating lease commitments will be subject to the new standard and recognized as operating lease liabilities and right-of-use assets upon our adoption of Topic 842, which will increase our total assets and total liabilities that we report relative to such amounts prior to adoption.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This standard requires companies to account for the income tax effects of intercompany transfers of assets other than inventory when the transfer occurs. For public companies, guidance is effective for annual periods beginning after December 31, 2017, including interim periods within that reporting period. For all other entities, including emerging growth companies, this guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. The Company does not plan to early adopt and therefore plans to adopt for the annual period beginning after December 15, 2017 as the Company will be designated a large accelerated filer on December 31, 2018, at which time the Company will no longer be an emerging growth company. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260). This standard addresses the complexity of accounting for certain financial instruments with down round features. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company does not plan to early adopt, and therefore plans to adopt for the annual period beginning after December 15, 2019. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

Recently Adopted Accounting Standards

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718). This standard clarifies which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. An entity is required to account for the effects of a modification unless all of the following conditions are met: (i) the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or value using an alternative measurement method) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification; (ii) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; and (iii) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The new standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted in the first period of the year this guidance is adopted. This standard has been adopted beginning with the reporting period ended after December 31, 2017 and resulted in no material impact on the Company’s condensed consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

Under the Jumpstart Our Business Startups Act (the “JOBS Act”), emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies. We have elected to take advantage of the longer phase-in periods for the adoption of new or revised financial accounting standards under the JOBS Act until we are no longer an emerging growth company.

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. For public companies, the new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company does not plan to early adopt, and therefore plans to adopt for the annual reporting period beginning after December 15, 2018.

The Company currently plans to adopt using the full retrospective approach; however, a final decision regarding the adoption method has not been made at this time. The Company’s final determination will depend on a number of factors such as the significance of the impact of the new standard on the Company’s financial results, system readiness, including that of software procured from third-party providers, and the Company’s ability to accumulate and analyze the information necessary to assess the impact on prior period financial statements, as necessary.

The Company is in the initial stages of its evaluation of the impact of the new standard on its accounting policies, and processes. The Company has assigned internal resources in addition to the engagement of third party service providers to assist in the evaluation. While the Company continues to assess all potential impacts under the new standard there may be the potential for significant impacts to the timing of recognition of professional services revenue, and contract acquisition costs, both with respect to the amounts that will be capitalized as well as the period of amortization.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This standard requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The standard also expands the required quantitative and qualitative disclosures surrounding leases. This standard is effective for annual periods beginning after December 15, 2019. Early adoption is permitted. The Company does not plan to early adopt, and therefore plans to adopt for the annual period beginning after December 15, 2019. This standard will be applied using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This standard requires companies to account for the income tax effects of intercompany transfers of assets other than inventory when the transfer occurs. This guidance is effective for annual periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. The Company does not plan to early adopt and therefore plans to adopt for the annual period beginning after December 15, 2018. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718). This standard clarifies which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. An entity is required to account for the effects of a modification unless all of the following conditions are met: (i) the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or value using an alternative measurement method) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification; (ii) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; and (iii) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The new standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted in the first period of the year this guidance is adopted and therefore plans to adopt for the annual period beginning after December 15, 2017. The Company does not plan to early adopt, and therefore plans to adopt for the annual period beginning after December 15, 2017. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-011, Earnings Per Share (Topic 260). This standard addresses the complexity of accounting for certain financial instruments with down round features. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods with fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company does not plan to early adopt, and therefore plans to adopt for the annual period beginning after December 15, 2020. Management is currently evaluating the effect of these provisions on the Company’s consolidated financial statements.

Recently Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40). This ASU defines management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Prior to this ASU, GAAP lacked guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures and all guidance was included in generally accepted auditing standards (“GAAS”). This guidance is effective for annual periods ending after December 15, 2016. Early adoption is permitted. This standard has been adopted beginning with the reporting period ended December 31, 2016. The adoption of ASU 2014-15 did not have a material effect on the Company’s consolidated financial statements and related disclosures, although it could have an impact on disclosures in future periods.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This standard amended guidance related to consolidation. This guidance focuses on a reporting company’s consolidation evaluation to determine whether certain legal entities should be consolidated. This guidance is effective for annual periods beginning after December 15, 2016, including interim periods within that reporting period. This standard has been adopted beginning with the reporting period ended December 31, 2017. The adoption of ASU 2015-02 did not have a material effect on the Company’s consolidated financial statements and related disclosures, although it could have an impact on disclosures in future periods.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30)— Simplifying the Presentation of Debt Issuance Costs. This standard requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. This guidance was amended by ASU No. 2015-15, which was issued in August 2015. This amendment provides additional guidance related to the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. These updates are effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This standard has been adopted retrospectively beginning with the reporting period ended December 31, 2016. The adoption resulted in the reclassification of $0.5 million from other assets to other long-term liabilities on our consolidated financial statements and related disclosures as of December 31, 2015.

In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This standard clarifies whether a customer should account for a cloud computing arrangement as an acquisition of a software license or as a service arrangement by providing characteristics that a cloud computing arrangement must have in order to be accounted for as a software license acquisition. This guidance is effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This standard has been adopted prospectively beginning with the reporting period ended December 31, 2016. The adoption of ASU 2015-05 did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. This standard eliminates the requirement that an acquirer in a business combination account for a measurement-period adjustment retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which the amount of the adjustment is determined. This guidance is effective for annual periods beginning after December 15, 2016. Early adoption is permitted. The amendments should be applied prospectively to adjustments to provisional amounts that occur after the effective date. This standard has been adopted beginning with the reporting period ended December 31, 2016 and will recognize measurement-period adjustments when amounts are determined.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes. This guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. As a result, each jurisdiction will now only have one net noncurrent deferred tax asset or liability. This guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted. This standard has been adopted beginning with the reporting period ended December 31, 2015 and resulted in no material reclassifications of deferred taxes.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This standard changes how companies account for certain aspects of share-based payments to employees, including recognizing the income tax effects of awards, accounting for an employee’s use of shares to satisfy the employer’s statutory income tax withholding obligation, and recognizing forfeitures. The standard also adds two practical expedients for nonpublic entities related to expected term and intrinsic value. This guidance is effective for annual periods beginning after December 15, 2016. Early adoption is permitted. All of the guidance must be adopted in the same period. These standards have been adopted beginning with the interim reporting period ended March 31, 2017. The adoption of ASU 2016-09 did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments—a consensus of the Emerging Issues Task Force. This standard promotes consistency in the presentation of certain items on the Statement of Cash Flows. In November 2016 the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force). This standard clarifies restricted cash and restricted cash equivalents should be presented in the statement of cash flows. These new standards are effective for annual periods beginning after December 15, 2018. Early adoption is permitted. These standards have been adopted beginning with the reporting period ended December 31, 2016.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This standard simplifies the goodwill impairment test by eliminating the Step 2 requirement to determine the fair value at the impairment testing date of its assets and liabilities. This guidance is effective for annual periods beginning after December 15, 2021. Early adoption is permitted for impairment tests performed on testing dates after January 1, 2017. These standards have been adopted beginning with the interim reporting period ended March 31, 2017.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management periodically evaluates such estimates and assumptions for continued reasonableness. In particular, we make estimates with respect to the fair value allocation of multiple elements in revenue recognition, the uncollectible accounts receivable, valuation of long-lived assets, stock-based compensation expense and income taxes. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Observable inputs, other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs reflecting our own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The Company’s carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and related party payable approximate their fair values due to their short maturities. The carrying value of the Company’s line of credit and long-term debt approximate fair value and were valued using a Level 1 input, specifically the borrowing rates available to the Company at December 31, 2016 and 2017.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company continuously assesses the collectability of outstanding customer invoices and in doing so, the Company assesses the need to maintain an allowance for estimated losses resulting from the non-collection of customer receivables. In estimating this allowance, the Company considers factors such as: historical collection experience, a customer’s current creditworthiness, customer concentrations, age of outstanding balances, both individually and in the aggregate, and existing economic conditions. Actual customer collections could differ from the Company’s estimates. The Company determined that an allowance for doubtful accounts was not required for the periods presented.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net, is stated at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are depreciated over the shorter of the useful lives of the assets or the related lease term. Repairs and maintenance costs are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or circumstances indicate their carrying value may not be recoverable. When such events or circumstances arise, an estimate of future undiscounted cash flows produced by the asset, or the appropriate grouping of assets, is compared to the asset’s carrying value to determine if an impairment exists. If the asset is determined to be impaired, the impairment loss is measured based on the excess of its carrying value over its fair value. Assets to be disposed of are reported at the lower of carrying value or net realizable value. There was no impairment of property and equipment during the years ended December 31, 2015, 2016 and 2017.

Goodwill

Goodwill

Goodwill represents the excess of acquisition cost over the fair value of net tangible and identified net assets acquired. Goodwill and intangible assets that have indefinite lives are not be amortized, but rather tested for impairment annually, or more often if and when events or circumstances indicate that the carrying value may not be recoverable. Goodwill is tested using a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, thus the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to the excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill shall be its new accounting basis. If the implied fair value of goodwill is less than the carrying value of goodwill, an impairment loss is recognized equal to the difference. There were no impairments of goodwill during the years ended December 31, 2015, 2016 and 2017.

The Company elected to change the annual assessment date for goodwill and indefinite lived intangible assets from December 31st to October 31st because the change in date creates synergy and enhance the quality of our indefinite lived intangible assets impairment analysis. The Company conducted qualitative and quantitative assessment, for the 2017 annual impairment test, using the income, cost and market approach, using information as of October 31, 2017. The intent is to perform qualitative impairment test at least annually unless certain indicators or events suggest otherwise.

Intangible Assets

Intangible Assets

Intangible assets are amortized on a straight-line basis over their estimated useful lives. The Company periodically reviews the estimated remaining useful life of our intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. Periodically, the Company evaluates the recoverability of its long-lived assets including intangible assets, for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset, or related asset group, to the future undiscounted cash flows the asset is expected to generate. If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of these assets, then the carrying amount of such assets is reduced to fair value. The Company did not record any impairments of long-lived assets including intangible assets as of December 31, 2016 and 2017.

Software Development Costs

Software Development Costs

Software development costs for products intended to be sold, leased or otherwise marketed are expensed as incurred until technological feasibility has been established, at which time such costs are capitalized until the product is available for general release to customers. Technological feasibility is established when a product design and working model have been completed and the completeness of the working model and its consistency with the product design have been confirmed by testing. To date, the establishment of technological feasibility of the Company’s products and general release of such software has substantially coincided. As a result, software development costs qualifying for capitalization have been insignificant. Therefore, we have not capitalized any software development costs through December 31, 2017. Such costs have been recorded as research and development expenses, as incurred, in the consolidated statements of operations.

Comprehensive Income (Loss)

Comprehensive income (loss)

The Company has not entered into transactions that require presentation as other comprehensive income (loss). Total comprehensive loss is equal to net loss for all periods presented.

Liquidity

Liquidity

The Company has sustained losses since its inception. The Company had cash, cash equivalents and restricted cash of approximately $116.1 million and an accumulated deficit of approximately $25.2 million at December 31, 2017. The Company has funded these losses through cash flows from operations, debt, issuance of common stock and other equity financings. The Company believes that working capital on hand, net operating cash flows, and increasing revenues are sufficient to sustain operations for at least the twelve months from the report issuance date.

Revenur Recognition

Revenue Recognition

Revenue consists of fees for perpetual licenses for the Company’s software products, post-contract customer support (referred to as maintenance), professional services, software as a service (“SaaS”) and other revenue.

The Company recognizes revenue in accordance with the provisions of the Financial Accounting Standards Board (“FASB”) authoritative guidance on software revenue recognition and multiple element arrangements.

Revenue is recognized when:

•	Persuasive evidence of an arrangement exists,

•	Delivery has occurred, or services have been rendered,

•	The Company’s price to the buyer is fixed or determinable, and

•	Collectability is probable.

The Company frequently enters into sales arrangements that contain multiple elements or deliverables. For arrangements that include both software and non-software elements, the Company allocates revenue to the software deliverables as a group and separable non-software deliverables as a group based on their relative selling prices. In such circumstances, the accounting principles establish a hierarchy to determine the selling price used for allocating revenue to the deliverables as follows: (i) Vendor Specific Objective Evidence (“VSOE”), (ii) third-party evidence of selling price (“TPE”) and (iii) the best estimate of the selling price (“ESP”). Cloud-based services, and professional services related to cloud-based services, are considered to be non-software elements in the Company’s arrangements.

VSOE of fair value for each element is based on the Company’s standard rates charged for the product or service when such product or service is sold separately or based upon the price established by the Company’s pricing committee when that product or service is not yet being sold separately. The Company establishes VSOE for maintenance and professional services using a “bell-shaped curve” approach. When applying the “bell-shaped curve” approach the Company analyzes all maintenance renewal transactions over the past twelve months for that category of license and plots those data points on a bell-shaped curve to ensure that a high percentage of the data points are within an acceptable margin of the established VSOE rate. This analysis is performed quarterly on a rolling 12-month basis.

When the Company is unable to establish a selling price for non-software arrangements using VSOE or TPE, the Company uses ESP in the allocation of arrangement consideration. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The determination of ESP is made through consultation with and formal approval by the Company’s management, taking into consideration the Company’s go-to-market strategy, pricing factors, and historical transactions.

The Company recognizes revenue for software arrangements that include undelivered elements using the residual method. Under the residual method, the fair value of the undelivered elements is deferred and recognized as such elements are delivered to the customer and the remaining portion of the agreement fee is recognized as license revenue upon delivery. The determination of fair value of each undelivered element in software arrangements is based on VSOE. If VSOE has not been established for certain undelivered elements in an agreement, revenue is deferred until those elements have been delivered or their VSOE has been determined.

Revenue from maintenance and SaaS services is recognized ratably over the relevant contract period.

Service revenue includes consulting and training. The Company has determined that consulting and training services are not essential to the functionality of the Company’s software and SaaS offerings, and consulting and training services are typically listed separately in arrangements, are optional, and sold separately. As a result, the Company has established VSOE or ESP for consulting and training services and they therefore qualify for separate accounting.

In order to account for deliverables in a multiple-deliverable arrangement as separate unit of accounting, delivered elements must have standalone value. In determining whether professional services have standalone value, we consider the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the timing of when the professional services contract was signed in comparison to the software or SaaS arrangement and the contractual dependence of the arrangement on the customer’s satisfaction with the professional services. Professional services sold as part of arrangements generally qualify for separate accounting.

Consulting and training service revenue that qualifies for separate accounting is recognized as the services are performed using the proportional performance method for fixed fee consulting contracts, or when the right to the service expires. The majority of the Company’s consulting contracts are billed on a time and materials basis.

Deferred Revenue

Deferred Revenue

Deferred revenue represents amounts from the sale of products that have been billed for, but the transaction has not met our revenue recognition criteria. Amounts are classified between current and long-term liabilities, based upon the expected period in which the revenue will be recognized.

Customer advances and billed amounts due from customers in excess of revenue recognized are recorded as deferred revenue.

Cost of Revenue

Cost of Revenue

Cost of revenue for license consists of amortization expense for developed technology acquired in business combinations and third-party royalties.

Cost of subscription revenue consists primarily of employee costs of our customer support organization (including salaries, benefits, bonuses and stock-based compensation), contractor costs to supplement our staff levels, third-party cloud-hosting costs, allocated overhead and amortization expense for developed technology acquired in business combinations.

Cost of revenue for services and other revenue consists primarily of personnel-related costs of our services and training departments, including salaries, commissions, benefits, bonuses and stock-based compensation, contractor costs to supplement our staff levels and allocated overhead.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses consist primarily of personnel-related costs for the design and development of our platform and technologies, contractor costs to supplement our staff levels, third-party web services, consulting services, and allocated overhead.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs as incurred. Advertising expenses were approximately $2.6 million, $4.2 million and $6.0 million for the years ended December 31, 2015, 2016 and 2017, respectively, and are included in sales and marketing expense.

Stock-Based Compensation

Stock-Based Compensation

The Company measures stock-based compensation cost for equity instruments granted to employees based upon the estimated fair value of the award at the date of grant and the estimated number of shares ultimately expected to vest. The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model, which requires us to estimate expected term, fair value of common stock, expected volatility, risk-free interest rate, and dividend yield. We use the simplified method in developing an estimate of the expected term of the stock options, which is calculated as the average of the time to vesting and the contractual life of the options. The expected volatility is based upon the average historical volatility of comparable companies over a period approximately equal to the expected term of the awards. The risk-free interest rate is based on the average interest rate for U.S. Treasury instruments whose term is consistent with the expected term of the options.

Compensation cost resulting from this valuation is recognized in the consolidated statement of operations on a straight-line basis over the period during which an employee provides the requisite service in exchange for the award. The Company analyzes the facts and circumstances of each equity instrument to determine if modification accounting is required. This analysis includes a review of factors that influence the probability of vesting. If circumstances arise that have changed the probability that an equity instrument will vest, or other factors have triggered a modification, the revised fair value is calculated, and additional stock-based compensation is recognized over the remaining service period of the modified option.

The Company is required to estimate potential forfeitures of stock grants and adjust recorded compensation cost accordingly. The estimate of forfeitures is based on historical experience and is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from the prior estimates. Changes in estimated forfeitures will be recognized in the period of change and will impact the amount of stock-based compensation expense to be recognized in future periods.

Foreign Currency Translation		Foreign Currency Translation The functional currency of our non-U.S. subsidiaries is the U.S. Dollar, therefore all gains and losses on currency transactions are expensed as incurred.
Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are provided if it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertainty of income taxes based on a “more-likely-than-not” threshold for the recognition and de-recognition of tax positions, which includes the accounting for interest and penalties relating to tax positions.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders for the period, defined as net loss minus the accretion of dividends on redeemable convertible preferred stock, by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted earnings per share includes the dilutive effect of common stock equivalents and is calculated using the weighted-average number of common stock and the common stock equivalents outstanding during the reporting period. Diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 excluded common stock equivalents because their inclusion would be anti-dilutive or would decrease the reported loss per share. Our incentive stock units have the right to receive non-forfeitable dividends on an equal basis with common stock and therefore are considered participating securities that must be included in the calculation of net loss per share using the two-class method. Under the two-class method, basic and diluted net loss per share is determined by calculating net loss per share for common stock and participating securities based on the cash dividends paid and participation rights in undistributed earnings.